Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current income tax expense	$ 32,147	$ 47,485	$ 64,551
Deferred income tax expense (benefit)	14,228	(2,882)	(61,101)
Income tax expense	$ 46,375	$ 44,603	$ 3,450